Business combination (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	May 31, 2017 CNY (¥)	May 31, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	May 31, 2017 USD ($)
Business Combination, Consideration Transferred	¥ 300,000	$ 46,109
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	169,200						$ 26,006
Payments to Acquire Businesses, Gross	¥ 300,000	$ 46,109
Jiedian [Member]
Business Combination, Consideration Transferred			¥ 92,610	$ 14,234
Adjustments To Additional Paid In Capital, Acquisition of Redeemable Noncontrolling Interests					¥ 10,718	$ 1,647
Business Acquisition, Percentage of Voting Interests Acquired					82.07%	82.07%